Stockholders' Deficit - Additional Information (Details)			9 Months Ended	12 Months Ended
	Jan. 13, 2022 $ / shares shares	Oct. 25, 2021 $ / shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Common stock, shares outstanding	7,503,750
Stock split ratio	1.044
Number of days after consummation of business combination within which the securities shall be registered			20 days	20 days
Number of days after which business combination within which securities registration shall be effective			60 days	60 days
Shares Issued, Price Per Share | $ / shares			$ 10	$ 10
From The Completion Of Business Combination [Member]
Class of Stock [Line Items]
Number of days after which business combination within which securities registration shall be effective			61 days	61 days
From The Completion Of Initial Public Offer [Member]
Class of Stock [Line Items]
Number of days after which business combination within which securities registration shall be effective			60 days	60 days
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights outstanding			15,000,000	15,000,000	0
Class of warrants or rights redemption price per unit | $ / shares			$ 0.01	$ 0.01
Minimum notice period to be given to the holders of warrants			30 days	30 days
Public Warrants [Member] | From The Completion Of Business Combination [Member]
Class of Stock [Line Items]
Period after which the warrants are exercisable			12 months	12 months
Public Warrants [Member] | From The Completion Of Initial Public Offer [Member]
Class of Stock [Line Items]
Period after which the warrants are exercisable			30 days	30 days
Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights outstanding			13,850,000	13,850,000	0
Class of warrants or rights lock in period			30 days	30 days
Founder Shares [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	7,503,750
Percentage of common stock issued and outstanding			20.00%	20.00%
Stock split ratio	1.044	1.044
Common Stock, Conversion Basis			one-for-one	one-for-one
Over-Allotment Option [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	7,503,750
shares are subject to forfeiture			978,500	978,500
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited				978,750
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights			one vote	one vote
Common stock, shares issued			7,499,999	0	0
Common stock, shares outstanding			7,499,999	0	0
Temporary equity shares outstanding			3,435,692	30,000,000	0
Shares Issued, Price Per Share | $ / shares	$ 10
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Share price | $ / shares			$ 18	$ 18
Number of trading days for determining the share price			20 days	20 days
Number of consecutive trading days for determining the share price			30 days	30 days
Shares Issued, Price Per Share | $ / shares			$ 9.2	$ 9.2
Proceeds from equity used for funding business combination as a percentage of the total			60.00%	60.00%
Volume weighted average price of shares | $ / shares			$ 9.2	$ 9.2
per share redemption trigger price | $ / shares			$ 18	$ 18
Common Class A [Member] | Public Warrants [Member] | Adjusted Exercise Price One [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price			115.00%	115.00%
Common Class A [Member] | Public Warrants [Member] | Adjusted Exercise Price Two [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price			180.00%	180.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			10,000,000	10,000,000	10,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights			one vote	one vote
Common stock, shares issued			1	7,500,000	7,503,750
Common stock, shares outstanding			1	7,500,000	7,503,750
Percentage of common stock issued and outstanding			20.00%	20.00%
Common Class B [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Share price | $ / shares		$ 0.0001
Common Class B [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	3,750